Operating Segments and Geographic Information - Reconciliations of Other Segment Measures to Consolidated Totals (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ 3,290,602	$ 3,232,202	$ 2,728,687
Cash and cash equivalents	216,751	741,162	613,304	$ 395,095
Goodwill	1,385,115	943,374	773,048
Intangible assets, less accumulated amortization	655,871	461,292	376,976
Deferred income taxes	34,295	60,652	54,801
Income tax receivable	3,787	4,953	12,169
Total acquisition of property, plant and equipment	54,969	45,459	40,209
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	934,280	960,782	833,585
Total acquisition of property, plant and equipment	53,572	42,442	38,791
Corporate assets [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	60,503	59,987	64,804
Total acquisition of property, plant and equipment	$ 1,397	$ 3,017	$ 1,418